Risk management - Liquidity risk and capital management (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities based on contractual undiscounted payments
Minimal required level of capital ratio	8.00%
Debt (Note 18)	₽ 1,545
Lease liabilities (Note 23)	1,357
Trade and other payables (Note 19)	27,295	₽ 27,499
Customer accounts and amounts due to banks (Note 20)	21,963	18,105
Total	52,160	45,604
On demand
Disclosure of financial liabilities based on contractual undiscounted payments
Trade and other payables (Note 19)	27,295	27,499
Customer accounts and amounts due to banks (Note 20)	18,712	16,002
Total	46,007	43,501
Within one year
Disclosure of financial liabilities based on contractual undiscounted payments
Lease liabilities (Note 23)	340
Customer accounts and amounts due to banks (Note 20)	2,807	1,866
Total	3,147	1,866
More than a year
Disclosure of financial liabilities based on contractual undiscounted payments
Debt (Note 18)	1,545
Lease liabilities (Note 23)	1,017
Customer accounts and amounts due to banks (Note 20)	444	237
Total	₽ 3,006	₽ 237